Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Sales, net	$ 2,290,321	$ 1,442,898	$ 5,591,087	$ 7,364,452
Cost of goods sold	2,150,586
Gross profit	139,735	137,371	308,033	(803,389)
Total operating expenses	1,051,671	938,035	3,492,475	11,477,791
Loss from operations	(911,936)	(800,664)	(3,184,442)	(12,281,180)
Total other income and expenses	196,218	4,559	100,170	160,706
Loss before provision for income taxes	(1,108,154)	$ (805,223)	$ (3,284,612)	$ (12,441,886)
Inter Segments Eliminations [Member]
Sales, net	(249,000)
Cost of goods sold	(249,000)
Gross profit
Total operating expenses
Loss from operations
Total other income and expenses
Loss before provision for income taxes
Corporate [Member]
Sales, net
Cost of goods sold
Gross profit
Total operating expenses	329,374
Loss from operations	(329,374)
Total other income and expenses	191,132
Loss before provision for income taxes	(520,506)
Consumer [Member]
Sales, net	1,598,640
Cost of goods sold	1,406,701
Gross profit	191,939
Total operating expenses	468,502
Loss from operations	(276,563)
Total other income and expenses	5,086
Loss before provision for income taxes	(281,649)
Industrial [Member]
Sales, net	940,681
Cost of goods sold	992,885
Gross profit	(52,204)
Total operating expenses	253,795
Loss from operations	(305,999)
Total other income and expenses
Loss before provision for income taxes	$ (305,999)